T. ROWE PRICE California Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
CALIFORNIA 95.9%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/32  2,700 2,721
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/42  1,000 1,006
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,000 3,024
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,141
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,051
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 4,500 3,343
California, GO, 4.25%, 9/1/52  3,510 3,582
California, GO, 5.00%, 9/1/41  2,380 2,660
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,384
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,300
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 5,920
California Community Housing Agency, 5.00%, 8/1/49 (3) 2,000 1,750
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  390 390
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (4) 5 5
California EFA, Series A, 5.00%, 12/1/34  1,000 1,038
California EFA, Series A, 5.00%, 12/1/44  3,500 3,564
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,384
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,380
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,693
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 413
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 506
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 551
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 544
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 803
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 2,921
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  3,250 3,472
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 597
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 938

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, City Of Hope Obligated Group, 5.00%, 11/15/49  3,100 3,140
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,529
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,231
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/46  3,975 3,864
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,588
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 3,444
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 739
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,360
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,451
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,434
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,693
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,349
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,287
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,068
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,114
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,806
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (4) 1,020 1,112
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,509
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,456 1,413
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,814 2,731
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,572
California Infrastructure & Economic Dev. Bank, Series B, FRN, 1%
of MUNIPSA + 0.70%, 2.60%, 12/1/50 (Tender 6/1/26)  1,175 1,132
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 2,880
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 1% of MUNIPSA + 0.35%, 2.25%, 8/1/47
(Tender 8/1/24)  1,975 1,946
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,976
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,544
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48 (3) 1,150 1,016
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 302

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,832
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (3) 1,920 1,943
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 509
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,445
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 601
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  150 135
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 266
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 369
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 273
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,082
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,280
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,118
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (3) 1,515 1,403
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (3) 2,075 1,815
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,481
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,043
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,618
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (2) 1,750 1,651
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 395
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 340
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 420 392
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (3) 900 832
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (3) 1,000 871

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (3) 1,650 1,399
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(5) 2,845 2,550
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (5) 1,500 1,531
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 5,500 5,560
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 5,500 5,529
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,000 987
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,375 3,221
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 763
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 815
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,165
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,380
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,137
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,053
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,050
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,081
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 562
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 414
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 385
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 3.875%, 7/1/41 (Tender 4/3/23) (5) 4,000 4,006
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 1,032
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,130
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 891
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,173

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,216
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53 (7) 3,775 4,040
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24) (4) 560 572
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,025
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,701
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,486
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 3,929
California PFA, Enso Village Project, 5.00%, 11/15/46 (3) 500 423
California PFA, Enso Village Project, 5.00%, 11/15/51 (3) 1,000 829
California PFA, Enso Village Project, 5.00%, 11/15/56 (3) 1,000 812
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 519
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 517
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,022
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,533
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,827
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (5) 2,625 2,563
California Public Works Board, Series B, 4.00%, 5/1/37  425 434
California Public Works Board, Series B, 4.00%, 5/1/40  750 758
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,008
California Public Works Board, Series C, 4.00%, 8/1/37  2,250 2,299
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (3)(4) 175 186
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41 (3) 1,825 1,831
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (3) 2,000 1,983
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (3) 600 529
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (3) 1,135 949
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3) 2,000 2,044
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3) 1,850 1,856
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (3) 1,150 1,152
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (3) 690 659
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (3) 1,030 944
California State Univ., Series C, 4.00%, 11/1/45  2,125 2,085

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, 5.00%, 9/2/40  1,055 1,089
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (3) 1,500 1,264
California Statewide CDA, Adventist Health, Series A, 5.00%,
3/1/48  1,840 1,876
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,274
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,017
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 959
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26) (4) 2,500 2,683
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52 (1) 3,120 3,288
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57 (1) 1,000 1,056
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,907
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,616
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(4) 1,750 1,831
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 414
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 185
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,801
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,807
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,823
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 809
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 959
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,990
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,026
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,790
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,028
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (3) 375 368
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (3) 675 644
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (3) 4,135 3,730

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 500 501
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3) 7,750 7,810
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 771
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,830
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,939
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 990
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 988
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,630 1,582
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,001
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,019
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,008
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,077
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 987
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,285
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,723
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 139
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 166
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 110
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 138
California, Construction Bonds, GO, 4.00%, 10/1/44  1,850 1,864
California, Refunding, GO, 4.00%, 11/1/40  5,250 5,353
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,464
California, Various Purpose, GO, 5.00%, 4/1/42  6,000 6,732
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,335
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37 (1) 1,700 1,815
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42 (1) 1,250 1,316

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (3) 2,470 1,808
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (3) 3,000 2,284
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,602
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 958
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,850 1,594
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,672
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 176
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 249
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 161
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 161
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,659
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,160
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,300 1,320
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 533
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,350 2,369
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 366
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,449
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,012
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,052
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,512
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (8) 805 842
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (8) 1,000 1,144
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,212
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,538
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,710
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 2,372
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (5) 1,300 1,369
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,701
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,529

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,807
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,419
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (5) 500 527
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (5) 1,000 1,027
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (5) 1,200 1,239
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 981
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (5) 1,620 1,687
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (5) 2,500 2,329
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (5) 2,000 1,802
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (5) 1,000 1,054
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (5) 1,000 1,048
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (5) 1,500 1,388
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (5) 1,500 1,536
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,093
Los Angeles Dept. of Water & Power, Series B-4, VRDN, 0.55%,
7/1/35  500 500
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,839
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,021
Metropolitan Water Dist. of Southern California, Series C, FRN, 1%
of MUNIPSA + 0.14%, 2.04%, 7/1/47 (Tender 5/21/24)  3,000 2,976
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40 (Prerefunded 12/5/22) (4) 1,500 1,500
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (5) 1,170 1,194
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (5) 1,405 1,432
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (5) 2,000 2,040
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (5) 2,000 2,022
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,050
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,512
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (4) 1,250 1,327
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (4) 1,210 1,285
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (6)(9) 500 424
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (6)(9) 250 212

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (9) 4,250 3,544
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(5) 1,040 1,010
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(5) 575 553
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(5) 1,350 1,267
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,979
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 508
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,039
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 885
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 528
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,564
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1) 3,000 3,209
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,072
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (5) 4,075 4,139
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (5) 1,725 1,879
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (5) 1,625 1,780
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28 (1) 2,700 2,799
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 1,866
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,000 1,687
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,826
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,768
Rocklin, Special Tax, 5.00%, 9/1/37  535 547
Rocklin, Special Tax, 5.00%, 9/1/38  975 996
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,037
Sacramento City Fin. Auth., 5.00%, 12/1/30 (2) 1,000 1,063
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,466
Sacramento City Fin. Auth., 5.00%, 12/1/34 (2) 2,275 2,408
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,237
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,332
Sacramento County Airport, Series C, 5.00%, 7/1/36 (5) 4,000 4,164
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,318

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,893
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (3) 2,195 2,221
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1) 1,275 1,348
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,095
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 985
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,243
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,874
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,849
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (5) 2,540 2,319
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (5) 1,500 1,334
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (5) 1,215 1,274
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (5) 1,000 1,041
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (5) 1,000 1,039
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (5) 600 621
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,677
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 486
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 954
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 751
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,210
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,035
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 354
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 628
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,071
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (5) 2,710 2,832
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (5) 2,950 3,026

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52 (5) 1,000 1,023
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (5) 5,000 5,063
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (5) 1,800 1,629
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (5) 500 509
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (5) 3,000 3,045
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,634
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,714
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (5) 885 885
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,286
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 897
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 946
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36  1,155 1,168
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,395
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,505
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,442
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,243
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 947
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,613
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,802
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,726
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 4,488
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,271
Univ. of California Regents Medical Center, Series B-2, VRDN,
0.55%, 5/15/32  1,600 1,600
Univ. of California Regents Medical Center, Series O-1, VRDN,
0.55%, 5/15/45  4,700 4,700
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,951

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,399
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 866
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 568
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 526
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,050
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 632
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 1,640 1,728
618,845
NEW YORK 0.7%
Metropolitan Transportation Auth., Series A-1, VRDN, 1.00%,
11/1/31  1,700 1,700
Metropolitan Transportation Auth., Series E-1, VRDN, 0.98%,
11/15/50  3,100 3,100
4,800
PUERTO RICO 2.8%
Puerto Rico Commonwealth, VR, 11/1/43 (10)(11) 1,551 706
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,590 1,574
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  110 101
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 231
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,155
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 251
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  253 211
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 276
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  358 276
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  183 184
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 371
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 923
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,348
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 1,893
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (11)(12) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (11)
(12) 25 18

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (11)
(12) 225 166
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (11)
(12) 65 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (11)
(12) 80 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (11)
(12) 305 225
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (11)
(12) 100 74
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (11)
(12) 125 92
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (11)
(12) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (11)
(12) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (11)
(12) 75 55
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (11)
(12) 65 48
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (11)
(12) 30 22
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (11)
(12) 80 59
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (11)
(12) 60 45
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (11)
(12) 20 14
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (11)
(12) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (11)
(12) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (11)
(12) 245 181
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (11)
(12) 70 52
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (11)
(12) 25 19
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  349 329
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 6,968
18,051
Total Municipal Securities (Cost $668,479) 641,696

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,448 2,598
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,567) 2,598
Total Investments in Securities 99.8%
(Cost $672,046) $ 644,294
Other Assets Less Liabilities 0.2% 1,445
Net Assets 100.0% $ 645,739
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$47,822 and represents 7.4% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) When-issued security
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Non-income producing
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE California Tax-Free Bond Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F80-054Q3 11/22